Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000170095
Shareholder Report [Line Items]
Fund Name	Boyd Watterson Limited Duration Enhanced Income Fund
Class Name	Class I2
Trading Symbol	BWDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://boydwattersonfunds.com/. You can also request this information by contacting us at (216)-771-3450.
Additional Information Phone Number	(216)-771-3450
Additional Information Website	https://boydwattersonfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Boyd Watterson Limited Duration Enhanced Income Fund	8.89%	3.73%	3.61%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.35%
Bloomberg U.S. 1-5 Year Government/Credit Index	4.66%	1.02%	1.42%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 446,781,609
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 928,461
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$446,781,609 Number of Portfolio Holdings157 Advisory Fee (net of waivers)$928,461 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	48.4%
Corporate Bonds	33.0%
Money Market Funds	6.0%
Preferred Stocks	1.5%
Term Loans	5.5%
U.S. Treasury Bonds & Notes	5.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://boydwattersonfunds.com/
C000170094
Shareholder Report [Line Items]
Fund Name	Boyd Watterson Limited Duration Enhanced Income Fund
Class Name	Class I
Trading Symbol	BWDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://boydwattersonfunds.com/. You can also request this information by contacting us at (216)-771-3450.
Additional Information Phone Number	(216)-771-3450
Additional Information Website	https://boydwattersonfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
04/13/17	$10,000	$10,000	$10,000	$10,000
06/30/17	$10,114	$10,013	$10,017	$10,051
06/30/18	$10,295	$10,034	$9,997	$10,011
06/30/19	$10,791	$10,462	$10,531	$10,799
06/30/20	$11,081	$10,902	$11,103	$11,743
06/30/21	$11,656	$10,950	$11,147	$11,704
06/30/22	$10,993	$10,560	$10,568	$10,499
06/30/23	$11,817	$10,615	$10,588	$10,401
06/30/24	$12,831	$11,132	$11,081	$10,675

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (4/13/2017)
Boyd Watterson Limited Duration Enhanced Income Fund	8.57%	3.52%	3.52%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.50%
Bloomberg U.S. 1-5 Year Government/Credit Index	4.66%	1.02%	1.43%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	0.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 446,781,609
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 928,461
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$446,781,609 Number of Portfolio Holdings157 Advisory Fee (net of waivers)$928,461 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	48.4%
Corporate Bonds	33.0%
Money Market Funds	6.0%
Preferred Stocks	1.5%
Term Loans	5.5%
U.S. Treasury Bonds & Notes	5.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://boydwattersonfunds.com/